PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant Equipment to Accumulated Depreciation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year		$ 1,804
Depreciation		591	$ 713		$ 842
Impairment loss		(246)	0	[1]	0	[1]
Balance on end of year		812	1,804
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year		21,215	21,571
Additions		15	712
Impairment loss	[2]	(591)
Deductions		(1,268)	(1,068)
Balance on end of year		19,371	21,215		21,571
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year		5,432	4,994
Additions		2	439
Impairment loss	[2]	(362)
Deductions		(1,237)	(1)
Balance on end of year		3,835	5,432		4,994
Cost [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year		2,327	2,219
Additions		9	112
Impairment loss	[2]	(40)
Deductions		(28)	(4)
Balance on end of year		2,268	2,327		2,219
Cost [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year		359	326
Additions		4	37
Impairment loss	[2]	(14)
Deductions		0	(4)
Balance on end of year		349	359		326
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year		13,097	14,032
Additions		0	124
Impairment loss	[2]	(175)
Deductions		(3)	(1,059)
Balance on end of year		12,919	13,097		14,032
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year		(19,411)	(19,116)
Depreciation		591	713
Impairment loss	[2]	(336)
Deductions		1,107	418
Balance on end of year		(18,559)	(19,411)		(19,116)
Depreciated cost on end of year		812	1,804
Accumulated depreciation [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year		(4,565)	(4,282)
Depreciation		252	284
Impairment loss	[2]	(201)
Deductions		1,081	1
Balance on end of year		(3,535)	(4,565)		(4,282)
Depreciated cost on end of year		300	867
Accumulated depreciation [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year		(2,057)	(1,814)
Depreciation		191	247
Impairment loss	[2]	(34)
Deductions		23	4
Balance on end of year		(2,191)	(2,057)		(1,814)
Depreciated cost on end of year		77	270
Accumulated depreciation [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year		(218)	(203)
Depreciation		17	18
Impairment loss	[2]	(7)
Deductions		0	3
Balance on end of year		(228)	(218)		(203)
Depreciated cost on end of year		121	141
Accumulated depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year		(12,571)	(12,817)
Depreciation		131	164
Impairment loss	[2]	(94)
Deductions		3	410
Balance on end of year		(12,605)	(12,571)		$ (12,817)
Depreciated cost on end of year		$ 314	$ 526

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.
[2]	As of December 31, 2025 an impairment loss was recognized to write down the property, plant and equipment, net, in Biomica Ltd. and Lavie Bio Ltd. to their recoverable amount, as the assets are not expected to generate future economic benefits.